Related party transactions - Sale and Leaseback Arrangements (Details) - USD ($) $ in Millions	1 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2013	Nov. 30, 2008	Oct. 31, 2008	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Purchase price				$ 98	$ 116	$ 148	$ 162
West Taurus
Related Party Transaction [Line Items]
Purchase price		$ 850
West Hercules
Related Party Transaction [Line Items]
Purchase price			$ 850
West Linus
Related Party Transaction [Line Items]
Purchase price	$ 600
Ship Finance SPV's | Affiliated Entity
Related Party Transaction [Line Items]
Remaining lease payments						768
Purchase obligation						378
Total commitment						1,146
Fair value on initial recognition						424
Book value						426
Ship Finance SPV's | Affiliated Entity | West Taurus
Related Party Transaction [Line Items]
Remaining lease payments						191
Purchase obligation						154
Total commitment						345
Fair value on initial recognition						146
Book value						147
Ship Finance SPV's | Affiliated Entity | West Hercules
Related Party Transaction [Line Items]
Remaining lease payments						184
Purchase obligation						138
Total commitment						322
Fair value on initial recognition						136
Book value						137
Ship Finance SPV's | Affiliated Entity | West Linus
Related Party Transaction [Line Items]
Remaining lease payments						393
Purchase obligation						86
Total commitment						479
Fair value on initial recognition						142
Book value						$ 142